Financial assets and liabilities	6 Months Ended
Jun. 30, 2025
Notes and other explanatory information [abstract]
Financial assets and liabilities

19. Financial assets and liabilities

a)	Classification

The Company classifies its financial instruments in accordance with the purpose for which they were acquired, and determines the classification and initial recognition according to the following categories:

		June 30, 2025				December 31, 2024
Financial assets	Notes	Amortized cost	At fair value through OCI	At fair value through profit or loss	Total	Amortized cost	At fair value through OCI	At fair value through profit or loss	Total
Current
Cash and cash equivalents	21	5,514	–	–	5,514	4,953	–	–	4,953
Short-term investments	21	–	–	182	182	–	–	53	53
Derivative financial instruments	18	–	–	419	419	–	–	53	53
Accounts receivable	10	285	–	2,040	2,325	374	–	1,984	2,358
		5,799	–	2,641	8,440	5,327	–	2,090	7,417
Non-current					–
Judicial deposits	26(c)	598	–	–	598	537	–	–	537
Restricted cash	13	9	–	–	9	13	–	–	13
Derivative financial instruments	18	–	–	284	284	–	–	15	15
Investments in equity securities	13	–	57	–	57	–	54	–	54
		607	57	284	948	550	54	15	619
Total of financial assets		6,406	57	2,925	9,388	5,877	54	2,105	8,036

Financial liabilities
Current
Suppliers and contractors	12	5,454	–	–	5,454	4,234	–	–	4,234
Derivative financial instruments	18	–	–	116	116	–	–	197	197
Loans and borrowings	21	685	–	–	685	1,020	–	–	1,020
Leases	22	175	–	–	175	147	–	–	147
Liabilities related to the concession grants	13(a)	539	–	–	539	467	–	–	467
Other financial liabilities - Related parties	29	193	–	–	193	291	–	–	291
Other financial obligations	13	197	–	–	197	317	–	–	317
		7,243	–	116	7,359	6,476	–	197	6,673
Non-current
Derivative financial instruments	18	–	–	112	112	–	–	428	428
Loans and borrowings	21	16,461	–	–	16,461	13,772	–	–	13,772
Leases	22	524	–	–	524	566	–	–	566
Participative shareholders' debentures	20	–	–	2,454	2,454	–	–	2,217	2,217
Liabilities related to the concession grants	13(a)	2,092	–	–	2,092	1,887	–	–	1,887
Other financial obligations	13	–	–	–	–	32	–	–	32
		19,077	–	2,566	21,643	16,257	–	2,645	18,902
Total of financial liabilities		26,320	–	2,682	29,002	22,733	–	2,842	25,575

b) Hierarchy of fair value

		June 30, 2025				December 31, 2024
	Notes	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Financial assets
Short-term investments	21	33	149	–	182	53	–	–	53
Derivative financial instruments	18	–	703	–	703	–	68	–	68
Accounts receivable	10	–	2,040	–	2,040	–	1,984	–	1,984
Investments in equity securities	13	–	57	–	57	–	54	–	54
		33	2,949	–	2,982	53	2,106	–	2,159

Financial liabilities
Derivative financial instruments	18	–	228	–	228	–	625	–	625
Participative shareholders' debentures	20	–	2,454	–	2,454	–	2,217	–	2,217
		–	2,682	–	2,682	–	2,842	–	2,842

There were no transfers between levels 1, 2 and 3 of the fair value hierarchy during the period presented.

c) Fair value of loans and borrowings

	June 30, 2025		December 31, 2024
	Carrying amount	Fair value	Carrying amount	Fair value
Quoted in the secondary market:
Bonds	7,683	7,725	7,267	7,245
Debentures	2,368	2,347	1,272	1,275
Debt contracts in Brazil in:
R$, indexed to TJLP, TR, IPCA, IGP-M and CDI	156	156	185	185
Basket of currencies and bonds in US$ indexed to SOFR	152	160	152	155
Debt contracts in the international market in:
US$, with variable and fixed interest	6,722	7,014	5,844	5,922
Other currencies, with fixed interest	56	58	63	64
Other currencies, with variable interest	9	8	9	8
Total	17,146	17,468	14,792	14,854